TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current assets	$ 64	$ 68